20. INCOME TAXES: Schedule of Income tax expense (recovery) (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Income tax expense (recovery)
	2020	2019
Income tax expense (recovery)
Current tax	$3,125,261	$-
Deferred tax	(6,243,668)	-
	$(3,118,407)	$-